July 14, 2005

VIA EDGAR AND OVERNIGHT DELIVERY

United States Securities and Exchange Commission
Division of Corporation Finance
CF/AD1
100 F Street, NE
Washington, D.C. 20549-6014

Attn: Jeffrey Riedler, Song P. Brandon, John Krug, Amy Bruckner and Mary Mast

RE:	MWI Veterinary Supply, Inc. Amendment No. 3 to the Registration Statement on Form S-1 File No. 333-124264

Ladies and Gentlemen:

        MWI Veterinary Supply, Inc. (the "Company") has today filed with the Securities and Exchange Commission (the "Commission") Amendment No. 3 ("Amendment No. 3") to its Registration Statement on Form S-1 (Registration No. 333-124264). On behalf of the Company, we respond to the comments raised by the staff (the "Staff") of the Commission in the letter dated July 11, 2005 from Mr. Jeffrey Riedler to James F. Cleary, Jr. For your convenience, the comments are included in this letter and are followed by the applicable response.

Form S-1

Customers, page 46

1.
We note your disclosure and filing of your written agreements with Banfield—The Pet Hospital. Since it appears these agreements are material to you, please revise this section or in an appropriate location of your Business section to provide for the material terms of both agreements you have with Banfield.

Response:

        The Company accepts the Staff's comment and has revised the disclosure on page 47 of the Prospectus to describe the material terms of both of its agreements with Banfield.

Report of Independent Registered Public Accounting Firm, page F-2

2.
We note that your independent auditors' report is not final with respect to the dual-dating of the financial statements to reflect the expected 5.5/1 stock split. Prior to requesting acceleration of effectiveness for your registration statement, please file an amendment to include a final, dual-dated report from your independent auditors, inclusive of an updated consent report. Additionally, please remove all references in the document that allude to the fact that you have not yet finalized the stock split; for example, the introductory paragraph on page 1, and revise all related disclosures accordingly.

Response:

        The Company notes the Staff's comment and will file a pre-effective amendment to include a final, dual-dated report from the Company's independent auditors, inclusive of an updated consent report, prior to requesting acceleration of effectiveness for the Company's registration statement. That pre-effective amendment will also reflect the completion of the proposed stock split, and all references in the Prospectus that allude to the fact that the stock split has not yet been completed will be removed.

        If you have any questions, please feel free to contact James A. Lebovitz at 215.994.2510, Stephen M. Leitzell at 215.994.2621 or the undersigned at 215.994.2562. Thank you for your cooperation and attention to this matter.

Sincerely,

/s/  DERICK S. KAUFFMAN

Derick S. Kauffman

cc:	James F. Cleary, Jr. Robert Evans, Esq. James A. Lebovitz, Esq. Stephen M. Leitzell, Esq.